SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure For Significant Accounting Policies [Abstract]
Disclosure of detailed information about subsidiaries [Table Text Block]

Subsidiaries	Percentage ownership
	2021	2020

I.M.C. Holdings Ltd (”IMC”)	100%	100%
Focus Medical Herbs Ltd. ("Focus") *)	74%	74%
I.M.C Farms Israel Ltd. ("IMC Farms")	100%	100%
I.M.C Ventures Ltd. ("IMC Ventures")	75%	75%
I.M.C - International Medical Cannabis Portugal Unipessoal Lda	100%	100%
Adjupharm GmbH (“Adjupharm”)	90.02%	92.5%
R.A. Yarok Pharm Ltd. (“Pharm Yarok”)	100%	-
Rosen High Way Ltd. (“Rosen High Way”)	100%	-
High Way Shinua Ltd. (“HW Shinua”)	100%	-
Revoly Trading and Marketing Ltd. (“Vironna”)	51%	-
Oranim Plus Pharm LTD.	51.3%	-
Oranim Pharm	51%	-
Trichome Financial Corp. (“Trichome”)	100%	-
Trichome Financial Cannabis GP Inc.	100%	-
Trichome Financial Cannabis Manager Inc.	100%	-
Trichome Asset Funding Corp.	100%	-
Trichome JWC Acquisition Corp. (“TJAC”)	100%	-
Trichome Retail Corp.	100%	-
MYM Nutraceuticals Inc. (“MYM”)	100%	-
SublimeCulture Inc.	100%	-
CannaCanada Inc.	100%	-
MYM International Brands Inc.	100%	-
Highland Grow Inc.	100%	-

*) See also Note 1b(1)

Disclosure of detailed information about depreciation rate calculated on straight-line basis over useful lives of property, plant and equipment [Table Text Block]
	%	Mainly %

Buildings	3	3
Greenhouse production equipment	7 - 33	20
Greenhouse structure	12.5	12.5
Motor vehicles	15-33	33
Computer, software and equipment	20 - 50	33
Leasehold improvements	See below	See below

Disclosure of detailed information about amortization calculated on straight-line basis over the useful life of intangible assets [Table Text Block]
Years

Cultivations and processing license	6-19
Customer relationships	5-19
Brand	9 - indefinite
Other intangibles	3-9